Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values and notional values of derivatives
The net fair values of derivatives included in Other invested assets within the Company’s Consolidated Balance Sheets and the related net notional exposures at December 31, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2019			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$4,363	$(5,643)	$(1,280)	$3,028,063
Foreign currency option contracts	266	—	266	—
Insurance-linked securities (1)	2,728	(3,871)	(1,143)	46,250
Total return swaps	1,448	(2,962)	(1,514)	31,641
Interest rate swaps (2)	—	(12,378)	(12,378)	—
Total derivatives not designated as hedges	$8,805	$(24,854)	$(16,049)

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2018			Fair value	Net notional exposure
Derivatives designated as hedges
Foreign exchange forward contracts	$—	$(2,464)	$(2,464)	$226,019
Total derivatives designated as hedges	$—	$(2,464)	$(2,464)

Derivatives not designated as hedges
Foreign exchange forward contracts	$17,820	$(1,209)	$16,611	$2,231,871
Insurance-linked securities (1)	2,824	(2,568)	256	59,257
Total return swaps	1,697	(3,232)	(1,535)	41,980
Interest rate swaps (2)	10	(9,194)	(9,184)	1,840
Total derivatives not designated as hedges	$22,351	$(16,203)	$6,148
Total derivatives	$22,351	$(18,667)	$3,684

(1)
Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above included the Company's best estimate of the present value of future expected claims.

(2)
The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.

Gains and losses for derivatives not designated as hedges
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	2019	2018	2017
Foreign exchange forward contracts	$(41,171)	$45,143	$(41,776)
Total included in Net foreign exchange (losses) gains	$(41,171)	$45,143	$(41,776)
Futures contracts	$(9,952)	$11,043	$(11,683)
Insurance-linked securities	(4,381)	6,134	(563)
Total return swaps	—	—	464
Interest rate swaps	(5,230)	2,332	1,105
TBAs	—	(13,614)	4,742
Other	463	—	—
Total included in Net realized and unrealized investment gains (losses)	$(19,100)	$5,895	$(5,935)
Total derivatives not designated as hedges	$(60,271)	$51,038	$(47,711)

Gross and net fair values of derivatives subject to offsetting
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2019 and 2018 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2019	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$8,805	$—	$8,805	$—	$(19,537)	$(10,732)
Total derivative liabilities	$(24,854)	$—	$(24,854)	$—	$2,977	$(21,877)

December 31, 2018
Total derivative assets	$22,351	$—	$22,351	$(544)	$(24,704)	$(2,897)
Total derivative liabilities	$(18,667)	$—	$(18,667)	$544	$5,221	$(12,902)

(1)	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.